General principles for the preparation of the consolidated financial statements - Additional Information (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of general principles for the preparation of the consolidated financial statements [Line Items]
Cash and cash equivalents	€ 54,475	€ 53,472
Unused credit facility	€ 24,307	€ 14,947